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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number: ________
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manger Filing this Report:
Name:             CinFin Capital Management
Address:          6200 South Gilmore Road
                  Fairfield, Ohio  45014

13F File Number:           28-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    James G. Miller
Title:   President
Phone:   (513)  870-2632

Signature, Place and Date of Signing:

/s/James G. Miller              Fairfield, Ohio                  May 12, 2001
--------------------          -------------------           --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Mangers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     0

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:         155,279

List of Other Included Managers:      None











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
                                              Column 2          Column 3      Column 4    Column 5    SH\PRN
                                           TITLE OF CLASS        CUSIP        FMV(000)     SHARES
Alliance Capital Mgmt Hld                      Common           01855A101         342        8,300      SH
Alltel Corp                                    Common           020039103      12,906      246,024      SH
American Home Products                         Common           026609107      25,195      428,850      SH
Chevron Corporation                            Common           166751107       4,794       54,600      SH
Cincinnati Financial Corp                      Common           172062101      22,095      582,417      SH
Cinergy Corp                                   Common           172474108       1,342       40,000      SH
Coca Cola Company                              Common           191216100       1,452       32,162      SH
Duke Energy Corp                               Common           264399106         694       16,230      SH
Exxon  Mobil Corporation                       Common           30231G102      25,629      316,403      SH
Fifth Third Bancorp                            Common           316773100       5,582      104,450      SH
Fortune Brands Inc                             Common           349631101         695       20,200      SH
General Electric Co.                           Common           369604103         433       10,352      SH
Guidant Corporation                            Common           401698105         702       15,600      SH
H J Heinz Company                              Common           423074103       1,158       28,800      SH
Household International                        Common           441815107       4,988       84,200      SH
Intel Corp                                     Common           458140100         360       13,676      SH
Johnson & Johnson                              Common           478160104         437        5,000      SH
Medtronic Inc                                  Common           585055106         462       10,100      SH
Merck & Company                                Common           589331107      18,861      248,500      SH
Microsoft Corp                                 Common           594918104         470        8,600      SH
Molex Inc                                      Common           608554200       4,570      164,300      SH
National City Corporation                      Common           635405103       2,133       79,740      SH
Northern Trust                                 Common           665859104       2,500       40,000      SH
Piedmont Natural Gas                           Common           720186105         281        7,902      SH
PNC Financial Services                         Common           693475105       2,642       39,000      SH
Procter & Gamble Corporate                     Common           742718109       6,517      104,100      SH
U S Bancorp                                    Common           902973304       6,656      286,900      SH
United Parcel Service - C                      Common           911312106         674       11,850      SH
Wells Fargo & Co                               Common           949746101         455        9,200      SH
Worldcom Inc                                   Common           98157D106         254       13,600      SH
                                                                              155,279    3,031,056

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
Column 1                                    Column 6        Column 7     Column 8      Shared        None
NAME OF ISSUER                           INVESTMENT DIS     OTH MGRS       SOLE
                                                                                          -            -
Alliance Capital Mgmt Hld                       Sole                       8,300          -            -
Alltel Corp                                     Sole                     246,024          -            -
American Home Products                          Sole                     428,850          -            -
Chevron Corporation                             Sole                      54,600          -            -
Cincinnati Financial Corp                       Sole                     582,417          -            -
Cinergy Corp                                    Sole                      40,000          -            -
Coca Cola Company                               Sole                      32,162          -            -
Duke Energy Corp                                Sole                      16,230          -            -
Exxon  Mobil Corporation                        Sole                     316,403          -            -
Fifth Third Bancorp                             Sole                     104,450          -            -
Fortune Brands Inc                              Sole                      20,200          -            -
General Electric Co.                            Sole                      10,352          -            -
Guidant Corporation                             Sole                      15,600          -            -
H J Heinz Company                               Sole                      28,800          -            -
Household International                         Sole                      84,200          -            -
Intel Corp                                      Sole                      13,676          -            -
Johnson & Johnson                               Sole                       5,000          -            -
Medtronic Inc                                   Sole                      10,100          -            -
Merck & Company                                 Sole                     248,500          -            -
Microsoft Corp                                  Sole                       8,600          -            -
Molex Inc                                       Sole                     164,300          -            -
National City Corporation                       Sole                      79,740          -            -
Northern Trust                                  Sole                      40,000          -            -
Piedmont Natural Gas                            Sole                       7,902          -            -
PNC Financial Services Gr                       Sole                      39,000          -            -
Procter & Gamble Corporat                       Sole                     104,100          -            -
U S Bancorp                                     Sole                     286,900          -            -
United Parcel Service - C                       Sole                      11,850          -            -
Wells Fargo & Co                                Sole                       9,200          -            -
Worldcom Inc                                    Sole                      13,600          -            -
                                                                       3,031,056          -            -


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